Deferred Charges, Net (Tables)	6 Months Ended
Jun. 30, 2019
Deferred Charges Net Abstract
Schedule of Deferred Charges

The movement in Deferred charges, net, in the accompanying consolidated balance sheets are as follows:

Dry docking costs
Balance, January 1, 2019	$740
Additions	480
Amortization of special survey costs	(117)
Balance, June 30, 2019	$1,103